Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2019 and December 31, 2018:

	2019	2018
Land and buildings	$33,791	$27,052
Furniture, fixtures and equipment	8,447	6,012

	42,238	33,064

Less accumulated depreciation	17,566	13,347

Total	$24,672	$19,717

Summary Of Lease Costs	Lease costs were as follows:

Twelve Months Ended
December 31, 2019
(in thousands)
Operating lease cost	$370
Short-term lease cost	23
Variable lease cost	—

$393

Maturity analysis of operating lease liabilities
A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2019
Lease payments due:
Within one year	$348
After one year but within two years	312
After two years but within three years	139
After three year but within four years	2
After four years but within five years	—
After five years	—

Total undiscounted cash flows	801
Discount on cash flows	(30)

Total lease liability	$771